Line of Credit and Notes Payable - Loan Conversions (Details) - USD ($)	Jun. 24, 2024	Mar. 28, 2024	Nov. 21, 2023	Nov. 01, 2023
Line of Credit and Notes Payable
Shares to sponsor debt settlement (shares)		114,000
iDoc
Line of Credit and Notes Payable
Shares to sponsor debt settlement (shares)	12,846
iDoc | Conversion SPA | Sponsor Affiliate | Munro Trust
Line of Credit and Notes Payable
Aggregate amount of debt convertible				$ 300,000
Shares to sponsor debt settlement (shares)				300
iDoc | Conversion SPA | Sponsor Affiliate | Tidewater
Line of Credit and Notes Payable
Aggregate amount of debt convertible			$ 585,000
Shares to sponsor debt settlement (shares)			292,500
iDoc | Amended and Restated Conversion SPAs | Bridge Investor
Line of Credit and Notes Payable
Aggregate amount of debt convertible			$ 600,000
Shares to sponsor debt settlement (shares)			300,000
VSee Lab | Conversion SPA | Sponsor Affiliate | Whacky
Line of Credit and Notes Payable
Aggregate amount of debt convertible			$ 220,000
Shares to sponsor debt settlement (shares)			220
VSee Lab | Conversion SPA | Bridge Investor
Line of Credit and Notes Payable
Aggregate amount of debt convertible			$ 600,000
Shares to sponsor debt settlement (shares)			300,000